PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2012
Cost:
Computers, software and related equipment	$5,139	$5,023
Laboratory equipment and office furniture	4,219	4,032
Leasehold improvements	668	643

	10,026	9,698
Accumulated depreciation:
Computers, software and related equipment	4,978	4,885
Laboratory equipment and office furniture	3,281	3,060
Leasehold improvements	559	503

	8,818	8,448

Depreciated cost	$1,208	$1,250

 For the years ended December 31, 2013, 2012 and 2011, depreciation expenses were approximately $ 370, $ 299 and $ 179, respectively.